Stockholders' Equity (Deficit) and Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity (Deficit) and Stock-Based Compensation

12. Stockholders’ Equity (Deficit) and Stock-Based Compensation

Common Stock Reserved—As of December 31, 2013 and 2014, the Company has authorized 100 million shares and 500 million shares of common stock, respectively. The number of shares of common stock reserved for the potential conversion of preferred stock, vesting of “RSUs” and exercise of a warrant and common stock options are as follows (in thousands):

	December 31, 2013	December 31, 2014
Conversion of Series A	4,562	—
Conversion of Series B	4,771	—
Conversion of Series C	4,317	—
Conversion of Series D	2,545	—
Conversion of Series D-1	1,246	—
Conversion of Series E	2,089	—
Common stock warrant	13	13
Restricted stock units	858	1,376
Common stock options	4,695	4,588

	25,096	5,977

Equity Incentive Plan—The Company’s 2007 Equity Incentive Plan (the “2007 Plan”) was terminated in connection with the IPO, and accordingly, no shares are available for issuance under the 2007 Plan. The 2007 Plan will continue to govern outstanding awards granted thereunder, The 2007 Plan provided for the grant of qualified incentive stock options and nonqualified stock options or other awards such as RSUs to the Company’s employees, officers, directors and outside consultants. As of December 31, 2014, 4.4 million options to purchase common stock and 1.3 million RSUs remained outstanding under the 2007 Plan.

On September 25, 2014, the Company’s board of directors adopted and the Company’s stockholders approved the 2014 Stock Option and Incentive Plan (the “2014 Plan”). The 2014 Plan became effective upon the closing of the Company’s IPO. The Company initially reserved 1,973,551 shares of its common stock, or the Initial Limit, for the issuance of awards under the 2014 Plan. The 2014 Plan provides that the number of shares reserved and available for issuance under the plan automatically increases each January 1, beginning on January 1, 2015, by 5% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the compensation committee. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. As of December 31, 2014, 140 thousand options to purchase common stock and 35 thousand RSUs remained outstanding under the 2014 Plan.

Equity Compensation Expense—The Company’s equity compensation expense is comprised of awards of options to purchase common stock, restricted stock awards (RSAs) and RSUs.

The following two tables show stock compensation expense by award type and where the stock compensation expense is recorded in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2012	2013	2014
Options	$2,002	$3,080	$5,128
Vesting of RSAs	513	384	—
RSUs	—	—	11,230

Total stock-based compensation	$2,515	$3,464	$16,358

	Year Ended December 31,
	2012	2013	2014
Cost of revenue, subscription	$27	$50	$128
Cost of revenue, service	100	211	498
Research and development	739	691	6,190
Sales and marketing	691	1,194	5,596
General and administrative	958	1,318	3,946

Total stock-based compensation	$2,515	$3,464	$16,358

Excluded from stock-based compensation expense is $100 thousand of capitalized software development costs in 2012, $273 thousand in 2013, and $235 thousand in 2014.

Stock Options—The fair value of employee options is estimated on the date of each grant using the Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31,
	2012	2013	2014
Risk-free interest rate	0.56% - 1.23%	0.82% - 1.86%	1.79% - 2.67%
Expected term (in years)	3.5 - 6.5	4.6 - 6.5	5.0 - 6.5
Volatility	48% - 51%	46.8% - 54.7%	44.8% - 50.9%
Expected dividends	—	—	—

The weighted-average grant-date fair value of options granted was $3.09 per share in 2012, $6.84 per share in 2013, and $9.72 per share in 2014.

The interest rate was based on the U.S. Treasury bond rate at the date of grant with a maturity approximately equal to the expected term. The expected term of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The expected term of options granted to nonemployees is equal to the remaining contractual term as of the measurement date. Expected volatility for the Company’s common stock was based on an average of the historical volatility of a peer group of similar public companies. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The estimation of share-based awards that will ultimately vest requires judgment, and to the extent actual results differ from the Company’s estimates, such amounts will be recorded as an adjustment in the period estimates are revised.

Prior to the Company’s IPO, the fair value of the common stock was determined by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the engineering and management team, an evaluation of benchmark of the Company’s competition, the climate in the marketplace, the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred stockholders and the prospects of a liquidity event, among others. After the Company’s IPO, the fair value of the Company’s common stock is the closing price of the stock on the date of grant.

The stock option activity for the year ended December 31, 2014 is as follows:

	Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding—December 31, 2013	4,695	$6.66	8.0	$37,651
Granted	1,067	19.39
Exercised	(850)	4.46
Forfeited/expired	(324)	12.10

Outstanding—December 31, 2014	4,588	9.64	7.6	$110,396

Options vested or expected to vest—December 31, 2014	4,296	$9.14	7.5	$105,418
Options exercisable—December 31, 2014	2,438	$5.90	6.8	$67,557

Total unrecognized compensation cost related to the nonvested options granted under the 2007 Plan and the 2014 Plan was $10.4 million at December 31, 2014. That cost is expected to be recognized over a weighted-average period of 2.8 years as of December 31, 2014.

Common Stock Warrant—In 2012, in conjunction with the revolving and term loan agreement (see Note 6), the Company issued a warrant to purchase 13 thousand shares of common stock at an exercise price of $5.70 per share with an expiration date of April 2022. The warrant is exercisable and outstanding at December 31, 2013 and December 31, 2014.

Restricted Stock Awards—In June 2011, in connection with the Performable acquisition, the Company issued 220 thousand shares of restricted common stock to former Performable employees. These shares were subject to repurchase agreements and if the holder ceased to have a business relationship with the Company, the Company could repurchase any unvested shares of common stock held by these individuals at prices that ranged from $0.00143 to $0.855 per share. These shares were issued for no consideration and therefore the fair value of these shares of $1.2 million was recorded as compensation expense over the vesting period. As of December 31, 2013 the Company’s right to repurchase the RSAs had fully lapsed.

During 2012, the Company reclassified $2 thousand into stockholder’s deficit representing the amounts no longer subject to repurchase for 90 thousand shares that vested during the year. During 2013, the Company reclassified $2 thousand into stockholder’s deficit representing the amounts no longer subject to repurchase for 67 thousand shares that vested during the year.

The activity for the RSAs for the year ended December 31, 2013, is as follows:

	Restricted Shares (in thousands)	Weighted- Average Grant-Date Fair Value
Outstanding—January 1, 2013	67	$5.70
Lapse in Company buyback right	(67)	$5.70

Outstanding—December 31, 2013	—

Restricted Stock Units—RSUs vest upon achievement of a service condition and a performance condition. As soon as practicable following each vesting date, the Company will issue to the holder of the RSUs the number of shares of common stock equal to the aggregate number of RSUs that have vested. Notwithstanding the foregoing, the Company may, in its sole discretion, in lieu of issuing shares of common stock to the holder of the RSUs, pay the holder an amount in cash equal to the fair market value of such shares of common stock. The service condition is a time-based condition met over a period of four years, with 25% met after one year, and then in equal monthly installments over the succeeding three years. The performance condition is met upon a sale event or six months following the Company’s IPO, which was not considered probable as of December 31, 2013 and therefore no stock-based compensation expense was recorded in the consolidated financial statements as of that date. Upon completion of the Company’s IPO the Company began recording stock-based compensation expense based on the grant-date fair value of the RSUs using the accelerated attribution method for RSUs granted prior to its IPO and using the straight-line method for RSUs granted following its IPO, net of estimated forfeitures. The stock compensation expense associated with RSUs where the service condition had been met prior to the IPO was also recognized on the date of the IPO, using the accelerated attribution method. The total stock-based compensation expense expected to be recorded over the remaining life of outstanding RSUs is approximately $10.5 million at December 31, 2014. That cost is expected to be recognized over a weighted-average period of 3.3 years as of December 31, 2014. As of December 31, 2014 there are 905 thousand RSUs expected to vest with an aggregate intrinsic value of $30.4 million.

The following table summarizes the activity related to RSUs for the year ended December 31, 2014:

	RSUs Outstanding
	Shares (in thousands)	Weighted-Average Grant Date Fair Value Per Share
Unvested and outstanding at December 31, 2013	858	$13.29
Granted	784	$20.55
Vested	—	$—
Canceled	(266)	$13.42

Unvested and outstanding at December 31, 2014	1,376	$17.40